CONSOLIDATED STATEMENTS OF INCOME AND RETAINED EARNINGS - USD ($)	12 Months Ended
	Jul. 31, 2015	Jul. 31, 2014	Jul. 31, 2013
Revenues
Rental income (Notes 1 and 6)	$ 17,732,485	$ 16,935,597	$ 15,891,823
Recovery of real estate taxes	10,625
Revenue to temporarily vacate lease (Note 15)	1,166,667	$ 145,833
Total revenues	18,909,777	17,081,430	$ 15,891,823
Expenses
Real estate operating expenses (Note 5)	9,658,282	9,628,631	8,821,467
Administrative and general expenses	4,342,762	4,255,631	3,584,104
Depreciation and amortization (Note 1)	1,695,454	1,721,850	1,636,561
Loss on disposition of property and equipment	27,648	4,291	316,021
Total expenses	15,724,146	15,610,403	14,358,153
Income before investment income, interest expense and income taxes	3,185,631	1,471,027	1,533,670
Investment income and interest expense:
Investment income (Notes 1 and 2)	51,218	232,311	74,326
Interest expense (Notes 3, 9 and 13)	(315,167)	(423,015)	(426,325)
Interest Income (Expense), Net	(263,949)	(190,704)	(351,999)
Income before income taxes	2,921,682	1,280,323	1,181,671
Income taxes provided (Notes 1 and 4)	713,000	541,000	518,000
Net income	2,208,682	739,323	663,671
Retained earnings, beginning of year	39,743,264	39,003,941	38,340,270
Retained earnings, end of year	$ 41,951,946	$ 39,743,264	$ 39,003,941
Income per common share (Note 1)	$ 1.10	$ 0.37	$ 0.33
Dividends per share
Average common shares outstanding (Note 1)	2,015,780	2,015,780	2,015,780